Investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Begining balance	$ 762,149
Current	21,918	$ 756,100
Non current	5,845
Additions	21,918
Redemptions	(738,000)
Effects of foreign exchange	(18,304)
Ending balance	27,763
Solarvest BioEnergy Inc [Member] | Convertible debenture
Statement [Line Items]
Begining balance	0
Additions	0
Redemptions	0
Effects of foreign exchange	0
Ending balance	0
Royal Bank Of Canada [Member] | Guaranteed Investment Certificate Member
Statement [Line Items]
Begining balance	756,100
Additions	0
Redemptions	(738,000)
Effects of foreign exchange	18,100
Ending balance	0
Royal Bank Of Canada One [Member] | Guaranteed Investment Certificate One Member
Statement [Line Items]
Begining balance	0
Additions	21,918
Redemptions	0
Effects of foreign exchange	0
Ending balance	21,918
Ordinary Stock Shares Member | Solarvest BioEnergy Inc [Member]
Statement [Line Items]
Begining balance	0
Additions	0
Redemptions	0
Effects of foreign exchange	0
Ending balance	0
Ordinary Stock Shares Member | A2ZCryptoCap Inc. [Member]
Statement [Line Items]
Begining balance	6,049
Additions	0
Redemptions	0
Effects of foreign exchange	(204)
Ending balance	$ 5,845